SCOUT
TAX-FREE
MONEY MARKET
FUND


A no-load mutual fund
principally invested in
short-term municipal
securities seeking to provide
maximum income exempt
from federal income tax
consistent with safety of
principal and maintenance
of liquidity.


Quarterly Report
September 30, 1996


TO THE SHAREHOLDERS

Scout Tax-Free Money Market Fund earned 0.73% for the quarter ended September 30, 1996. The Fund's 7-day current yield on September 30, 1996 was 2.96%.

Money market funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that the fund will maintain a stable net asset value of one dollar per share. Income from the fund may be subject to the federal Alternative Minimum Tax as well as state and local taxes.

It has been difficult to interpret the ongoing stream of government economic reports about the Federal Reserve's next move on interest rates. It appears unlikely that the Fed will tighten at the next Federal Open Market Committee
(FOMC) meeting scheduled in November 1996. In fact, some economists are speculating the possibility of the Fed easing interest rates in the first half of 1997. Most recently, the bond market rallied and the long bond's yield fell to 6.72%, its lowest yield in two months. This rally was in reaction to better than expected Economic Cost Index reports. Barring any disappointing economic reports in the near future, long bond yields may fall to a lower trading range. Meanwhile, short term rates have been remarkably stable throughout third quarter, and will probably remain stable throughout 1996.

We appreciate your continued interest in Scout Tax-Free Money Market Fund,
Inc.


Sincerely,


/s/William A. Faust
William A. Faust
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS
Statement of Net Assets
September 30, 1996

        Principal                                                    Market
State   Amount        Description                                    Value

ALASKA
          500,000     Alaska State Housing Finance Corp.,
                        Series C,
                        Var. Rate, due June 1, 2026                    500,000
ARIZONA
        2,500,000     Maricopa County Arizona
                        (Southern California Edison ),
			Tax-Exempt Commercial Paper,
                        3.50%, due November 7, 1996                  2,500,000
        2,000,000     Maricopa County Arizonia
                        (Southern California Edison ),
			Tax-Exempt Commercial Paper,
                        3.50%, due October 15, 1996                  2,000,000
        1,600,000     Mesa Arizona, Municipal Development
                        Corp., Series A,
			Tax-Exempt Commercial Paper,
                        3.50%, due October 9, 1996                   1,600,000
        3,000,000     Salt River Project Agricultural
                        Improvement & Power District,
			Arizonia Tax-Exempt Commercial Paper,
                        3.50%, due November 5, 1996                  3,000,000
FLORIDA
        3,000,000     Jacksonville Florida,
                        Tax-Exempt Commercial Paper,
                        3.40%, due October 15, 1996                  3,000,000
        2,000,000     Jacksonville Florida,
                        Tax-Exempt Commercial Paper,
                        3.45%, due November 15, 1996                 2,000,000
        1,000,000     Jacksonville Florida,
                        Tax-Exempt Commercial Paper,
                        3.45%, due October 7, 1996                   1,000,000
        1,000,000     Jacksonville Florida,
                        Tax-Exempt Commercial Paper,
                        3.50%, due October 2, 1996                   1,000,000
        1,000,000     Jacksonville Florida,
                        Tax-Exempt Commercial Paper,
                        3.50%, due October 23, 1996                  1,000,000
        1,200,000     Palm Beach County Florida Housing
                        Finance Auth.
			(Cotton Bay Apartments) Series D,
                        Var. Rate, due November 1, 2007              1,200,000
        2,400,000     St. Lucie County Florida,
                        Pollution Control Revenue,
                        Series 94A (Florida Power & Light),
                        Tax Exempt Commercial Paper,
                        3.50%, due November 5, 1996                  2,400,000
GEORGIA
        1,800,000     Burke County Georgia, Pollution
                        Control Rev. (Georgia Power Co.),
                        Var. Rate, due July 1, 2024                  1,800,000
        3,000,000     Floyd County Georgia, Pollution
                        Control Rev. (Georgia Power Co.),
                        Var. Rate, due September 1, 2026             3,000,000
ILLINOIS
        1,000,000     Illinois Educational Facilities
                        Auth. Rev. (National Louis
                        University),
                        Var. Rate, May 1, 2022                       1,000,000
KANSAS
        900,000       Burlington Kansas, Pollution
                        Control Rev. (KCP&L),
			Tax-Exempt Commercial Paper,
                        3.35%, due October 10, 1996                    900,000
        3,000,000     Salina Kansas Municipal Temp.
                        Note, Series 1,
                        3.50%, due March 1, 1997                     3,000,022
          900,000     Wichita Kansas General Obligation,
                        6.75%, due December 1, 1996                    904,507
MARYLAND
        2,764,000     Maryland Health Education Finance
                        Auth. (John Hopkins),
			Tax-Exempt Commercial Paper,
                        3.55%, due October 2, 1996                   2,764,000
        4,616,000     Maryland Health Education Finance
                        Auth. (John Hopkins),
			Tax-Exempt Commercial Paper,
                        3.60%, due November 4, 1996                  4,616,000
MASSACHUSETTS
        1,600,000     Massachusetts Bay Transit Auth.,
                        Series C,
			Tax-Exempt Commercial Paper,
                        3.45%, due October 22, 1996                  1,600,000
        1,000,000     Massachusetts Bay Transit Auth.,
			Tax-Exempt Commercial Paper,
                        3.50%, due November 7, 1996                  1,000,000
        1,000,000     Massachusetts State, Series B,
                        Var. Rate, due December 1, 1997              1,000,000
MINNESOTA
        1,500,000     Rochester Minnesota (Mayo Clinic),
			Tax-Exempt Commercial Paper,
                        3.35%, due October 9, 1996                   1,500,000
        1,550,000     Rochester Minnesota (Mayo Clinic),
                        Series C,
			Tax-Exempt Commercial Paper,
                        3.55%, due November 4, 1996                  1,550,000
MISSOURI
        1,150,000     Columbia Missouri, Series A,
                        Var. Rate, due June 1, 2008                  1,150,000
        2,000,000     Missouri Environment Improvement Rev.,
			Tax-Exempt Commercial Paper,
                        3.45%, due October 3, 1996                   2,000,000
MISSOURI (Continued)
        2,600,000     Missouri Environment Improvement Rev.,
			Tax-Exempt Commercial Paper,
                        3.55%, due October 30, 1996                  2,600,000
        200,000       Missouri State Health & Education Auth.
                        (Sisters Of Saint Mary), Series C,
                        Var. Rate, due June 1, 2022                    200,000
NORTH CAROLINA
        2,700,000     Winston Salem North Carolina Water
                        & Sewer System Rev.,
                        Var. Rate, due June 1, 2014                  2,700,000
SOUTH CAROLINA
        1,300,000     York County South Carolina
                        (Duke Power),
			Tax-Exempt Commercial Paper,
                        3.50%, due October 16, 1996                  1,300,000
        1,500,000     York County South Carolina
                        (Duke Power),
			Tax-Exempt Commercial Paper,
                        3.50%, due October 17, 1996                  1,500,000
        2,000,000     York County South Carolina
                        (Duke Power),
			Tax-Exempt Commercial Paper,
                        3.50%, due October 21, 1996                  2,000,000
        1,200,000     York County South Carolina
                        (Duke Power),
			Tax-Exempt Commercial Paper,
                        3.50%, due October 9, 1996                   1,200,000
TEXAS
        1,500,000     Austin Texas Utility Revenue,
			Tax-Exempt Commercial Paper,
                        3.55%, due October 3, 1996                   1,500,000
        1,400,000     Dallas Texas G.O.,
			Tax-Exempt Commercial Paper,
                        3.45%, due October 7, 1996                   1,400,000
          500,000     Grapevine Texas Industrial Dev. Auth.
                        (American Airlines), Series A-1,
                        Var. Rate, due December 1, 2024                500,000
          400,000     Grapevine Texas Industrial Dev.
                        Auth. (American Airlines), Series A-2,
                        Var. Rate, due December 1, 2024                400,000
          800,000     Grapevine Texas Industrial Dev.
                        Auth. (American Airlines), Series A-3,
                        Var. Rate, due December 1, 2024                800,000
        1,600,000     Grapevine Texas Industrial Dev.
                        Auth. (American Airlines), Series A-4,
                        Var. Rate, due December 1, 2024              1,600,000
        200,000       Grapevine Texas Industrial Dev.
                        Auth. (American Airlines), Series B-1,
                        Var. Rate, due December 1, 2024                200,000
TEXAS (Continued)
          800,000     Grapevine Texas Industrial Dev.
                        Auth. (American Airlines), Series B-2,
                        Var. Rate, due December 1, 2024                800,000
        1,700,000     Lower Nechese Valley Texas Auth.,
                        Pollution Control Rev.
			(River Treatment Industrial Dev. Corp.),
                        Var. Rate, due February 1, 2004              1,700,000
        1,000,000     Texas A&M University Board of Regents,
                        Series B, Tax-Exempt Commercial Paper,
                        3.50%, due October 10, 1996                  1,000,000
        2,000,000     Texas A&M University Board of
                        Regents, Series B,
			Tax-Exempt Commercial Paper,
                        3.55%, due October 2, 1996                   2,000,000
        1,000,000     Texas A&M University Board of
                        Regents, Series B,
			Tax-Exempt Commercial Paper,
                        3.60%, due October 10, 1996                  1,000,000
        1,800,000     University of Texas Permanent Fund,
			Tax-Exempt Commercial Paper,
                        3.50%, due October 4, 1996                   1,800,000
        1,025,000     University of Texas Permanent Fund,
			Tax-Exempt Commercial Paper,
                        3.60%, due October 1, 1996                   1,025,000
VERMONT
        3,000,000     Vermont State, Series I,
			Tax Exempt Commercial Paper,
                        3.35%, due October 7, 1996                   3,000,000
        1,000,000     Vermont State, Series I,
			Tax Exempt Commercial Paper,
                        3.45%, due October 7, 1996                   1,000,000
        2,000,000     Vermont State, Series I,
			Tax Exempt Commercial Paper,
                        3.50%, due November 19, 1996                 2,000,000
WASHINGTON
        1,000,000     Seattle Municipal Power & Light,
			Tax-Exempt Commercial Paper,
                        3.55%, due October 2, 1996                   1,000,000
        6,250,000     Seattle Municipal Power & Light,
			Tax-Exempt Commercial Paper,
                        3.625%, due January 7, 1997                  6,250,000
        2,000,000     Washington State, Series VR-96A,
                        Var. Rate, due June 1, 2020                  2,000,000
WISCONSIN
        1,400,000     Oak Creek Wisconsin, Pollution
                        Control Rev. (Wisconsin Electric Power Co.),
                        Var. Rate, due August 1, 2016                1,400,000
        1,500,000     Sheboygan Wisconsin, Pollution
                        Control Rev. (Wisconsin Electric Power Co.),
                        Var. Rate, due September 1, 2015             1,500,000
        1,600,000     Sheboygan Wisconsin, Pollution
                        Control Rev. (Wisconsin Power & Light Co.),
                        Var. Rate, due August 1, 2014                1,600,000

TOTAL INVESTMENTS - 100.59%                                 $       95,959,529

Other assets less liabilities - (0.59)%                              (560,524)

TOTAL NET ASSETS - 100.00%
	(equivalent to $1.00 per share;
        1,000,000,000 shares of $0.01 par value
        capital shares authorized;
        95,496,295.69 shares outstanding)                   $       95,399,005

Line (Line of Credit)
LOC (Letter of Credit)
SBPA (Stand by Purchase Agreement)

Valuation of securities is on the basis of amortized cost, which approximates market value.


This report has been prepared for the information of the Shareholders of Scout Tax-Free Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
  Larry D. Armel
  William E. Hoffman, D.D.S.
  Eric T. Jager
  Stephen F. Rose
  Stuart Wien

Officers
  Larry D. Armel, President
  P. Bradley Adams, Vice President & Treasurer
  Michael A. Brummel, Vice President
  Martin A. Cramer, Vice President & Secretary
  John G. Dyer, Vice President

Manager and Investment Counsel
  UMB Bank, n.a., Kansas City, Missouri

Legal Counsel
  Stradley, Ronon, Stevens & Young,
  Philadelphia, Pennsylvania
  John G. Dyer, Kansas City, Missouri

Custodian
  UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862